Guarantees (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Type of Guarantee
Maximum potential amount of undiscounted future payments	$ 45,000,000,000	$ 45,000,000,000
Amount of related liability	111,000,000	161,000,000
Return and Merchant Protection [Member]
Type of Guarantee
Maximum potential amount of undiscounted future payments	37,000,000,000	37,000,000,000
Amount of related liability	44,000,000	84,000,000
Other Guarantees [Member]
Type of Guarantee
Maximum potential amount of undiscounted future payments	8,000,000,000	8,000,000,000
Amount of related liability	$ 67,000,000	$ 77,000,000